SCHEDULE OF SALES AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales and Marketing expenses	$ 3,058	$ 667
Stock Based Compensation [Member]
Sales and Marketing expenses	1,517	420
Professional Fees [Member]
Sales and Marketing expenses	$ 1,541	$ 247